Restatement of Quarterly Financial Information (Unaudited) (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable	$ 3,630,790			$ 1,823,232				$ 3,076,462
Total current assets	6,027,414			6,099,312				24,995,009
Total assets	10,138,422			10,261,220				28,310,844
Accumulated deficit	(75,186,360)			(72,753,236)				(61,951,125)
Total stockholders' equity (deficit)	(1,141,667)	$ (1,949,320)	$ (426,832)	1,191,861	$ 2,486,339	$ 2,792,754	$ 8,802,890	60,354				$ (7,416,859)
Total liabilities and stockholders' equity (deficit)	$ 10,138,422			$ 10,261,220				$ 28,310,844
As Restated Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable					2,502,861	2,344,212	2,215,223		$ 3,373,581	$ 2,849,609	$ 1,485,341
Total current assets					8,163,172	11,887,511	14,217,568		6,898,721	5,774,944	5,101,943
Total assets					12,227,325	15,309,515	17,631,132		10,506,062	9,451,427	8,840,347
Accumulated deficit					(71,410,460)	(70,952,914)	(64,806,000)		(70,912,786)	(70,103,562)	(69,356,965)
Total stockholders' equity (deficit)					2,486,339	2,792,754	8,802,890		(9,031,668)	(8,324,909)	(7,715,906)
Total liabilities and stockholders' equity (deficit)					12,227,325	15,309,515	17,631,132		10,506,062	9,451,427	8,840,347
As Previously Reported Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable					1,930,396	1,784,437	1,667,856		2,549,022	2,043,328	696,933
Total current assets					7,590,707	11,327,736	13,670,201		6,074,162	4,968,663	4,313,535
Total assets					11,654,860	14,749,740	17,083,765		9,681,503	8,645,146	8,051,939
Accumulated deficit					(71,982,925)	(71,512,689)	(65,353,367)		(71,737,345)	(70,909,843)	(70,145,373)
Total stockholders' equity (deficit)					1,913,874	2,232,979	8,255,523		(9,856,227)	(9,131,190)	(8,504,314)
Total liabilities and stockholders' equity (deficit)					11,654,860	14,749,740	17,083,765		9,681,503	8,645,146	8,051,939
Adjustment Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable					572,465	559,775	547,367		824,559	806,281	788,408
Total current assets					572,465	559,775	547,367		824,559	806,281	788,408
Total assets					572,465	559,775	547,367		824,559	806,281	788,408
Accumulated deficit					572,465	559,775	547,367		824,559	806,281	788,408
Total stockholders' equity (deficit)					572,465	559,775	547,367		824,559	806,281	788,408
Total liabilities and stockholders' equity (deficit)					$ 572,465	$ 559,775	$ 547,367		$ 824,559	$ 806,281	$ 788,408